Note 22 - HMN Financial, Inc. Financial Information (Parent Company Only)	12 Months Ended
Dec. 31, 2018
Notes to Financial Statements
Condensed Financial Information of Parent Company Only Disclosure [Text Block]
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HMN Financial, Inc. Financial Information (Parent Company Only)
The following are the condensed financial statements for the parent company only as of
December 31, 2018
and
2017
and for the years ended
December 31, 2018,
2017
and
2016.
(Dollars in thousands)	201 8	2017	2016
Condensed Balance Sheets
Assets:
Cash and cash equivalents	$1,534	2,057
Investment in subsidiaries	79,737	77,006
Prepaid expenses and other assets	2,014	1,867
Deferred tax asset, net	95	141
Total assets	$83,380	81,071
Liabilities and Stockholders' Equity:
Accrued expenses and other liabilities	$233	253
Total liabilities	233	253
Common stock	91	91
Additional paid-in capital	40,090	50,623
Retained earnings	99,754	91,448
Net unrealized losses on securities available for sale	(1,096)	(957)
Unearned employee stock ownership plan shares	(1,836)	(2,030)
Treasury stock, at cost, 4,292,838 and 4,631,124 shares	(53,856)	(58,357)
Total stockholders' equity	83,147	80,818
Total liabilities and stockholders' equity	$83,380	81,071
Condensed Statements of Income
Interest expense	$0	(306)	(589)
Equity income of subsidiaries	8,800	4,878	7,148
Compensation and benefits	(221)	(257)	(264)
Occupancy	(30)	(30)	(30)
Data processing	(6)	(6)	(6)
Professional services	(124)	(130)	(138)
Other	(331)	(319)	(329)
Income before income tax benefit	8,088	3,830	5,792
Income tax benefit	(148)	(574)	(558)
Net income	$8,236	4,404	6,350
Condensed Statements of Cash Flows
Cash flows from operating activities:
Net income	$8,236	4,404	6,350
Adjustments to reconcile net income to cash used by operating activities:
Equity income of subsidiaries	(8,800)	(4,878)	(7,148)
Deferred income tax benefit	46	615	244
Earned employee stock ownership shares priced above original cost	206	147	80
Stock option compensation	17	41	79
Amortization of restricted stock awards	134	147	177
Decrease in unearned ESOP shares	194	193	194
Increase in other assets	(146)	(6)	(11)
Decrease in other liabilities	(20)	(866)	(214)
Other, net	(1)	0	(1)
Net cash used by operating activities	(134)	(203)	(250)
Cash flows from financing activities:
Warrants purchased	(6,453)	0	0
Excess tax benefit from options exercised	64	0	0
Stock awards withheld for tax withholding	0	(54)	0
Repayments of borrowings	0	(7,000)	(2,000)
Dividends received from Bank	6,000	6,000	3,000
Net cash (used) provided by financing activities	(389)	(1,054)	1,000
(Decrease) increase in cash and cash equivalents	(523)	(1,257)	750
Cash and cash equivalents, beginning of year	2,057	3,314	2,564
Cash and cash equivalents, end of year	$1,534	2,057	3,314